Montgomery, McCracken, Walker & Rhoads, llp

attorneys at law

123 South Broad Street

Avenue of the Arts

Philadelphia, PA 19109-1029

215-772-1500

Fax 215-772-7620

May 4, 2011

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New Alternatives Fund, Inc.

1933 Act Registration No. 002-74436

1940 Act Registration No. 811-03287

Ladies and Gentlemen:

On behalf of New Alternatives Fund (the “Fund”) and pursuant to Rule 497(j) of the Securities Act of 1933 (the “Securities Act”), as amended, we hereby certify that the prospectus and statement of additional information of the Fund, that would have been filed by the Fund under Rule 497(c) under the Securities Act does not differ from that contained in Post-Effective Amendment No. 33 to the Fund’s registration statement on Form N-1A as filed electronically with the Commission on April 29, 2011.

Very truly yours,

/s/ TERRANCE JAMES REILLY
Terrance James Reilly

cc:	Genève McCoy

David J. Schoenwald

Enclosures

A LIMITED LIABILITY PARTNERSHIP FORMED IN PENNSYLVANIA

LOUIS A. PETRONI – NEW JERSEY RESPONSIBLE PARTNER

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